Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
June 30, 2024
FBF-Y40-NPRT1-0824
1.9892475.105
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/11/24 to 9/26/24 (b) (Cost $3,394,144)	3,410,000	3,394,203

Domestic Equity Funds - 49.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	14,942,416	295,112,721
Fidelity Series Commodity Strategy Fund (c)	215,332	20,945,309
Fidelity Series Large Cap Growth Index Fund (c)	8,223,013	189,787,136
Fidelity Series Large Cap Stock Fund (c)	8,393,584	192,548,811
Fidelity Series Large Cap Value Index Fund (c)	21,879,618	342,853,607
Fidelity Series Small Cap Core Fund (c)	589,482	6,790,830
Fidelity Series Small Cap Opportunities Fund (c)	4,153,750	62,057,029
Fidelity Series Value Discovery Fund (c)	8,270,888	126,544,588
TOTAL DOMESTIC EQUITY FUNDS (Cost $950,197,257)		1,236,640,031

International Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,249,481	64,124,669
Fidelity Series Emerging Markets Fund (c)	6,965,068	64,148,280
Fidelity Series Emerging Markets Opportunities Fund (c)	13,683,338	257,383,581
Fidelity Series International Growth Fund (c)	8,999,718	164,874,841
Fidelity Series International Index Fund (c)	5,005,886	62,123,050
Fidelity Series International Small Cap Fund (c)	2,111,046	35,993,327
Fidelity Series International Value Fund (c)	13,133,343	166,005,451
Fidelity Series Overseas Fund (c)	11,754,884	165,391,211
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $870,920,091)		980,044,410

Bond Funds - 11.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	124,923	1,209,253
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	149,330	1,139,389
Fidelity Series Corporate Bond Fund (c)	2,171,002	19,842,961
Fidelity Series Emerging Markets Debt Fund (c)	1,622,221	12,669,547
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	439,522	3,889,766
Fidelity Series Floating Rate High Income Fund (c)	268,101	2,407,543
Fidelity Series Government Bond Index Fund (c)	3,374,441	30,504,946
Fidelity Series High Income Fund (c)	1,537,011	12,941,637
Fidelity Series International Developed Markets Bond Index Fund (c)	3,025,554	25,868,488
Fidelity Series Investment Grade Bond Fund (c)	3,029,431	29,930,780
Fidelity Series Investment Grade Securitized Fund (c)	2,198,641	19,326,052
Fidelity Series Long-Term Treasury Bond Index Fund (c)	21,754,290	119,431,052
Fidelity Series Real Estate Income Fund (c)	249,021	2,413,014
TOTAL BOND FUNDS (Cost $313,487,347)		281,574,428

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $3,503,385)	3,502,685	3,503,385

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,141,502,224)	2,505,156,457
NET OTHER ASSETS (LIABILITIES) - 0.0%	(783,280)
NET ASSETS - 100.0%	2,504,373,177

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	11	Sep 2024	1,288,760	846	846
ICE MSCI Emerging Markets Index Contracts (United States)	124	Sep 2024	6,746,840	11,359	11,359

TOTAL EQUITY INDEX CONTRACTS					12,205

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	874	Sep 2024	96,126,344	605,675	605,675
CBOT 5-Year U.S. Treasury Note Contracts (United States)	535	Sep 2024	57,019,297	276,183	276,183

TOTAL TREASURY CONTRACTS					881,858

TOTAL PURCHASED					894,063

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	114	Sep 2024	31,472,550	(64,709)	(64,709)

TOTAL FUTURES CONTRACTS					829,354
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,394,202.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,242,574	15,234,760	13,973,930	35,790	(19)	-	3,503,385	0.0%
Total	2,242,574	15,234,760	13,973,930	35,790	(19)	-	3,503,385

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,128,037	80,003	14,815	600	33	15,995	1,209,253
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,069,316	79,832	14,815	429	(15)	5,071	1,139,389
Fidelity Series Blue Chip Growth Fund	264,260,152	17,770,732	12,077,960	-	420,114	24,739,683	295,112,721
Fidelity Series Canada Fund	61,840,744	4,947,581	1,708,606	-	(19,214)	(935,836)	64,124,669
Fidelity Series Commodity Strategy Fund	15,502,544	5,442,082	406,229	-	16,275	390,637	20,945,309
Fidelity Series Corporate Bond Fund	18,010,627	2,606,550	634,450	211,380	(391)	(139,375)	19,842,961
Fidelity Series Emerging Markets Debt Fund	11,848,756	1,057,557	162,960	184,135	2,031	(75,837)	12,669,547
Fidelity Series Emerging Markets Debt Local Currency Fund	3,769,047	222,328	41,481	-	(464)	(59,664)	3,889,766
Fidelity Series Emerging Markets Fund	58,836,693	3,963,971	1,739,181	-	54,019	3,032,778	64,148,280
Fidelity Series Emerging Markets Opportunities Fund	236,492,544	16,962,543	9,057,036	-	358,372	12,627,158	257,383,581
Fidelity Series Floating Rate High Income Fund	2,243,507	211,843	29,629	53,041	(25)	(18,153)	2,407,543
Fidelity Series Government Bond Index Fund	26,478,008	4,685,349	547,213	232,664	(1,236)	(109,962)	30,504,946
Fidelity Series Government Money Market Fund 5.42%	9,159	-	9,159	15	-	-	-
Fidelity Series High Income Fund	12,101,922	1,054,112	159,997	196,571	845	(55,245)	12,941,637
Fidelity Series International Developed Markets Bond Index Fund	21,181,294	5,419,218	303,306	251,333	(4,120)	(424,598)	25,868,488
Fidelity Series International Growth Fund	155,178,738	14,164,111	1,982,785	-	44,054	(2,529,277)	164,874,841
Fidelity Series International Index Fund	58,751,190	4,388,337	837,332	-	34,938	(214,083)	62,123,050
Fidelity Series International Small Cap Fund	34,582,957	2,790,460	444,436	-	10,696	(946,350)	35,993,327
Fidelity Series International Value Fund	155,915,541	12,965,838	3,515,463	-	(18,801)	658,336	166,005,451
Fidelity Series Investment Grade Bond Fund	26,648,991	4,279,973	841,299	301,809	(1,607)	(155,278)	29,930,780
Fidelity Series Investment Grade Securitized Fund	17,476,355	2,493,755	545,464	196,728	(1,576)	(97,018)	19,326,052
Fidelity Series Large Cap Growth Index Fund	167,465,226	11,592,200	3,483,672	311,244	8,360	14,205,022	189,787,136
Fidelity Series Large Cap Stock Fund	177,337,953	12,334,504	5,693,613	-	(22,143)	8,592,110	192,548,811
Fidelity Series Large Cap Value Index Fund	317,076,251	36,581,212	3,996,777	-	(13,549)	(6,793,530)	342,853,607
Fidelity Series Long-Term Treasury Bond Index Fund	123,020,303	11,336,105	11,975,271	1,035,170	(3,127,660)	177,575	119,431,052
Fidelity Series Overseas Fund	155,540,087	12,584,660	2,823,434	-	11,269	78,629	165,391,211
Fidelity Series Real Estate Income Fund	2,244,238	195,841	29,639	37,025	541	2,033	2,413,014
Fidelity Series Short-Term Credit Fund	290,629	-	289,154	334	6,201	(7,676)	-
Fidelity Series Small Cap Core Fund	3,203,140	4,338,998	672,363	29,738	(30,020)	(48,925)	6,790,830
Fidelity Series Small Cap Opportunities Fund	78,353,698	3,717,000	18,287,352	-	692,551	(2,418,868)	62,057,029
Fidelity Series Treasury Bill Index Fund	29,735	-	29,735	47	-	-	-
Fidelity Series Value Discovery Fund	117,034,120	15,019,346	1,476,599	-	42,334	(4,074,613)	126,544,588
	2,324,921,502	213,286,041	83,831,225	3,042,263	(1,538,188)	45,420,739	2,498,258,869

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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